UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 93.7%
	Automobiles & Components - 0.7%
54,999	Tesla Motors, Inc. (1)	$10,382,161

	Capital Goods - 9.3%
114,677	Acuity Brands, Inc.	19,284,084
487,722	AECOM Technology Corp. (1)	15,031,592
205,285	AMETEK, Inc.	10,785,674
250,146	Danaher Corp.	21,237,396
409,205	DigitalGlobe, Inc. (1)	13,941,614
322,756	Fortune Brands Home & Security, Inc.	15,324,455
396,118	HD Supply Holdings, Inc. (1)	12,341,056
1,458,400	Lithium Technology Corp. (1)(2)(3)	7,408,672
358,818	Textron, Inc.	15,906,402

		131,260,945

	Commercial & Professional Services - 0.9%
110,424	IHS, Inc. Class A(1)	12,561,834

	Consumer Durables & Apparel - 3.9%
264,815	GoPro, Inc. Class A(1)	11,495,619
106,764	Harman International Industries, Inc.	14,266,874
3,971,030	Samsonite International S.A.	13,817,993
75,052	Whirlpool Corp.	15,165,007

		54,745,493

	Consumer Services - 5.7%
20,308	Chipotle Mexican Grill, Inc. (1)	13,211,166
622,336	Diamond Resorts International, Inc. (1)	20,804,693
476,870	Hilton Worldwide Holdings, Inc. (1)	14,124,889
196,472	Starbucks Corp.	18,605,898
149,616	Wyndham Worldwide Corp.	13,535,760

		80,282,406

	Diversified Financials - 3.5%
48,588	BlackRock, Inc.	17,775,434
299,500	GF Securities Co., Ltd.	728,212
479,915	Nomad Holdings Ltd. (1)(3)	5,399,044
193,846	Northern Trust Corp.	13,501,374
471,956	Platform Specialty Products Corp. (1)	12,110,391

		49,514,455

	Food & Staples Retailing - 1.1%
305,373	Whole Foods Market, Inc.	15,903,826

	Food, Beverage & Tobacco - 1.1%
107,766	Monster Beverage Corp. (1)	14,914,276

	Health Care Equipment & Services - 3.2%
136,188	Becton Dickinson and Co.	19,555,235
165,010	Cerner Corp. (1)	12,088,633
19,200	Dexcom, Inc. (1)	1,196,928
332,335	Envision Healthcare Holdings, Inc. (1)	12,745,047

		45,585,843

	Insurance - 1.2%
320,968	American International Group, Inc.	17,585,837

	Materials - 1.9%
121,406	Martin Marietta Materials, Inc.	16,972,559
385,585	Platform Specialty Products Corp. (1)	9,894,111

		26,866,670

	Media - 1.3%
536,769	Twenty-First Century Fox, Inc. Class A	18,164,263

	Pharmaceuticals, Biotechnology & Life Sciences - 16.1%
84,093	Actavis plc (1)	25,027,759
51,695	Alnylam Pharmaceuticals, Inc. (1)	5,397,992
201,140	AstraZeneca plc	13,801,915
54,824	Biogen Idec, Inc. (1)	23,148,886
782,341	Bristol-Myers Squibb Co.	50,460,994

Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

98,099	Celgene Corp. (1)	11,308,853
119,200	Eisai Co., Ltd.	8,478,436
74,191	Incyte Corp. (1)	6,800,347
277,669	Merck & Co., Inc.	15,960,414
245,414	Mylan N.V. (1)	14,565,321
133,541	Novartis AG	13,180,560
166,560	Ono Pharmaceutical Co., Ltd.	18,795,285
35,862	Regeneron Pharmaceuticals, Inc. (1)	16,190,976
41,543	Vertex Pharmaceuticals, Inc. (1)	4,900,828

		228,018,566

	Real Estate - 2.5%
182,144	American Tower Corp. REIT	17,148,857
440,053	CBRE Group, Inc. Class A(1)	17,034,452
29,318	WeWork Companies Inc. Class A(2)(3)	439,360

		34,622,669

	Retailing - 7.3%
129,313	Advance Automotive Parts, Inc.	19,356,863
125,832	Amazon.com, Inc. (1)	46,822,087
181,907	Lowe’s Cos., Inc.	13,532,062
56,918	Netflix, Inc. (1)	23,717,161

		103,428,173

	Semiconductors & Semiconductor Equipment - 1.2%
170,957	NXP Semiconductors N.V. (1)	17,157,245

	Software & Services - 19.0%
322,818	Akamai Technologies, Inc. (1)	22,934,605
187,730	Alibaba Group Holding Ltd. ADR(1)	15,626,645
63,969	Baidu, Inc. ADR(1)	13,331,139
535,139	Birst, Inc. Series F(2)(3)	2,813,119
289,059	Cadence Design Systems, Inc. (1)	5,330,248
286,820	Cognizant Technology Solutions Corp. Class A(1)	17,894,700
89,339	CoStar Group, Inc. (1)	17,673,934
510,002	Facebook, Inc. Class A(1)	41,929,814
67,830	Factset Research Systems, Inc.	10,798,536
63,931	Google, Inc. Class A(1)	35,462,526
31,771	Google, Inc. Class C(1)	17,410,508
335,915	Mobileye N.V. (1)	14,118,507
795,000	Tencent Holdings Ltd.	15,096,974
239,841	Workday, Inc. Class A(1)	20,244,979
170,569	Zillow Group, Inc. Class A(1)	17,108,071

		267,774,305

	Technology Hardware & Equipment - 11.0%
842,623	Apple, Inc.	104,847,580
214,177	Arista Networks, Inc. (1)	15,105,904
492,753	CDW Corp. of Delaware	18,350,122
234,062	TE Connectivity Ltd.	16,763,520

		155,067,126

	Transportation - 2.8%
136,841	Genesee & Wyoming, Inc. Class A(1)	13,196,946
125,985	Kansas City Southern	12,860,549
145,389	United Parcel Service, Inc. Class B	14,094,009

		40,151,504

	Total Common Stocks (cost $1,142,228,376)	1,323,987,597

Preferred Stocks - 5.9%
	Consumer Services - 0.1%
874,073	Draftkings, Inc. (2)(3)	1,417,007

	Health Care Equipment & Services - 0.2%
313,640	ConforMIS, Inc. (2)(3)	2,258,208

	Real Estate - 0.5%
879,569	Redfin Corp. Series G(2)(3)	2,610,499
145,709	WeWork Companies, Inc. Preferred D-1 Series D(2)(3)	2,183,602
114,486	WeWork Companies, Inc. Preferred D-2 Series D(2)(3)	1,715,692

		6,509,793

Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Retailing - 0.9%
160,575	Forward Ventures LLC (2)(3)		6,042,437
43,732	Honest Co. (2)(3)		1,162,834
94,537	Tory Burch LLC (1)(2)(3)		5,590,818

			12,796,089

	Software & Services - 3.7%
1,363,871	Apigee Corp. (2)(3)		4,759,910
1,871,878	Essence Holding Group (2)(3)		3,257,068
287,204	Lookout, Inc. Series F(2)(3)		2,946,713
65,178	New Relic, Inc. Series A(2)(3)		2,172,466
227,914	Nutanix, Inc. (2)(3)		3,945,191
97,758	Pinterest, Inc. Series G(2)(3)		3,158,162
759,876	Uber Technologies, Inc. (2)(3)		22,785,505
210,735	Veracode, Inc. (2)(3)		5,793,105
1,160,072	Zuora, Inc. Series F(2)(3)		3,966,715

			52,784,835

	Technology Hardware & Equipment - 0.3%
268,363	Pure Storage, Inc. (1)(2)(3)		4,296,491

	Telecommunication Services - 0.2%
10,323	DocuSign, Inc. Series B(2)(3)		199,131
5,708	DocuSign, Inc. Series D(2)(3)		110,107
147,634	DocuSign, Inc. Series E(2)(3)		2,847,860

			3,157,098

	Total Preferred Stocks (cost $69,986,842)		83,219,521

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
102,040	Honest Co. Series C (2)(3)		2,713,244

	Total Convertible Preferred Stocks (cost $2,760,927)		2,713,244

Warrants - 0.0%
	Diversified Financials - 0.0%
484,500	Nomad Holdings Ltd. (1)(3)		196,222

	Total Warrants (cost $4,845)		196,222

	Total Long-Term Investments (cost $1,214,980,990)		1,410,116,584
	Total Investments (cost $1,214,980,990)^	99.8%	$1,410,116,584
	Other Assets & Liabilities	0.2%	2,501,713

	Total Net Assets	100.0%	$1,412,618,297

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	212,656,690
Unrealized Depreciation		(17,521,096)

Net Unrealized Appreciation	$	195,135,594

(1)	Non-income producing.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost
04/2014	1,363,871	Apigee Corp. Preferred	$3,968,865
03/2015	535,139	Birst, Inc.	3,125,693
08/2014	313,640	ConforMIS, Inc. Preferred	2,509,120
02/2014	163,665	DocuSign, Inc. Preferred	2,149,314
02/2014	874,073	Draftkings, Inc. Preferred	1,574,452
05/2014	1,871,878	Essence Holding Group Preferred	2,960,001
11/2014	160,575	Forward Ventures LLC Preferred	4,998,894
08/2014	43,732	Honest Co. Preferred	1,183,270
08/2014	102,040	Honest Co. Series C	2,760,927
08/2013	1,458,400	Lithium Technology Corp.	7,108,242
07/2014	287,204	Lookout, Inc. Preferred	3,280,760
04/2014	65,178	New Relic, Inc. Preferred	1,850,156
08/2014	227,914	Nutanix, Inc. Preferred	3,053,250
03/2015	97,758	Pinterest, Inc. Preferred	3,509,068
04/2014	268,363	Pure Storage, Inc. Preferred	4,220,250
12/2014	879,569	Redfin Corp. Preferred	2,900,554
11/2013	94,537	Tory Burch LLC Preferred	7,409,472
06/2014	759,876	Uber Technologies, Inc. Preferred	11,787,994
08/2014	210,735	Veracode, Inc. Preferred	3,891,411
12/2014	29,318	WeWork Companies Inc.	488,179
12/2014	145,709	WeWork Companies, Inc. Preferred D-1 Preferred	2,426,224
12/2014	114,486	WeWork Companies, Inc. Preferred D-2 Preferred	1,906,325
01/2015	1,160,072	Zuora, Inc. Preferred	4,407,462

			$83,469,883

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2015, the aggregate fair value of these securities were $102,189,182, which represents 7.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

	Foreign Currency Contracts Outstanding at March 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value *	Unrealized Appreciation/ (Depreciation)
HKD	Buy	4/10/2015	DEUT	$735,532	$735,550	$18

*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
HKD	Hong Kong Dollar

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Sector

as of March 31, 2015

Sector	Percentage of Net Assets

Equity Securities
1.2%
Consumer Discretionary	19.7
Consumer Staples	2.2
Financials	7.3
Health Care	19.5
Industrials	13.4
Information Technology	34.6
Materials	1.9

Total	99.8%

Other assets & liabilities	0.2

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$1,323,987,597	$1,217,316,680	$96,009,766	$10,661,151
Preferred Stocks	83,219,521	—	—	83,219,521
Convertible Preferred Stocks	2,713,244	—	—	2,713,244
Warrants	196,222	196,222	—	—

Total	$1,410,116,584	$1,217,512,902	$96,009,766	$96,593,916

Foreign Currency Contracts(3)	$18	$—	$18	$—

Total	$18	$—	$18	$—

(1) For the three-month period ended March 31, 2015, investments valued at $10,640,704 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

(3) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2015:

			Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Total

		Beginning balance	$8,387,640	$77,828,628	$2,785,692	$89,001,960
		Purchases	3,125,694	7,916,529	-	11,042,223
		Sales	-	(8,046,000)	-	(8,046,000)
		Accrued discounts/(premiums)	-	-	-	-
		Total realized gain/(loss)	-	3,267,872	-	3,267,872
		Net change in unrealized appreciation/depreciation	(852,183)	2,252,492	(72,448)	1,327,861
		Transfers into Level 3(1)	-	-	-	-
		Transfers out of Level 3(1)	-	-	-	-

		Ending balance	$10,661,151	$83,219,521	$2,713,244	$96,593,916

		The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at March 31, 2015 was $3,568,478.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
	a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
	b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
	c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 99.0%
	Automobiles & Components - 1.1%
9,440	American Axle & Manufacturing Holdings, Inc. (1)	$243,835
7,510	Cooper Tire & Rubber Co.	321,729
5,700	Lear Corp.	631,674
2,900	Strattec Security Corp.	214,136

		1,411,374

	Banks - 3.3%
7,600	Banco Latinoamericano de Comercio Exterior S.A. ADR	249,204
45,763	Fifth Third Bancorp	862,632
21,500	Huntington Bancshares, Inc.	237,575
62,400	KeyCorp	883,584
7,903	MainSource Financial Group, Inc.	155,215
15,500	OFG Bancorp	252,960
19,740	Popular, Inc. (1)	678,859
54,000	Regions Financial Corp.	510,300
15,300	Walker & Dunlop, Inc. (1)	271,269

		4,101,598

	Capital Goods - 8.1%
6,700	AAON, Inc.	164,351
7,720	AGCO Corp.	367,781
9,300	American Woodmark Corp. (1)	508,989
10,500	Argan, Inc.	379,785
10,900	Douglas Dynamics, Inc.	248,956
6,970	Engility Holdings, Inc.	209,379
22,148	Enphase Energy, Inc. (1)	292,132
11,541	Fluor Corp.	659,684
2,900	Huntington Ingalls Industries, Inc.	406,435
4,300	Hyster-Yale Materials Handling, Inc.	315,147
19,200	KBR, Inc.	278,016
5,458	Lindsay Corp.	416,172
48,800	Meritor, Inc. (1)	615,368
1,900	Moog, Inc. Class A(1)	142,595
7,200	Regal-Beloit Corp.	575,424
9,993	Spirit Aerosystems Holdings, Inc. Class A(1)	521,734
17,387	Taser International, Inc. (1)	419,201
2,400	Teledyne Technologies, Inc. (1)	256,152
5,600	Timken Co.	235,984
13,100	Trex Co., Inc. (1)	714,343
4,100	Triumph Group, Inc.	244,852
5,600	United Rentals, Inc. (1)	510,496
9,110	Wabco Holdings, Inc. (1)	1,119,437
6,699	Woodward, Inc.	341,716

		9,944,129

	Commercial & Professional Services - 3.4%
9,700	Brink’s Co.	268,011
7,700	Deluxe Corp.	533,456
6,400	Dun & Bradstreet Corp.	821,504
5,400	Insperity, Inc.	282,366
8,300	Korn/Ferry International	272,821
24,100	Pitney Bowes, Inc.	562,012
12,100	Quad/Graphics, Inc.	278,058
25,700	R.R. Donnelley & Sons Co.	493,183
19,100	RPX Corp. (1)	274,849
3,400	UniFirst Corp.	400,146

		4,186,406

	Consumer Durables & Apparel - 2.8%
5,097	CSS Industries, Inc.	153,674
4,400	Fossil Group, Inc. (1)	362,780
890	Harman International Industries, Inc.	118,931
8,887	Helen of Troy Ltd. (1)	724,202
23,600	Nautilus Group, Inc. (1)	360,372
3,858	Polaris Industries, Inc.	544,364

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

120,100	Quiksilver, Inc. (1)	222,185
7,900	Skechers USA, Inc. Class A(1)	568,089
4,300	Universal Electronics, Inc. (1)	242,692
10,589	Vince Holding Corp. (1)	196,426

		3,493,715

	Consumer Services - 4.3%
8,500	American Public Education, Inc. (1)	254,830
20,000	Bridgepoint Education, Inc. (1)	193,000
16,600	Brinker International, Inc.	1,021,896
2,120	Buffalo Wild Wings, Inc. (1)	384,229
3,984	Capella Education Co.	258,482
4,606	Choice Hotels International, Inc.	295,106
3,900	DeVry Education Group, Inc.	130,104
10,420	Domino’s Pizza, Inc.	1,047,731
27,700	International Speedway Corp. Class A	903,297
18,300	LifeLock, Inc. (1)	258,213
4,700	Marriott Vacations Worldwide Corp.	380,935
4,200	Strayer Education, Inc. (1)	224,322

		5,352,145

	Diversified Financials - 2.9%
63,310	Apollo Investment Corp.	485,904
27,200	BGC Partners, Inc. Class A	257,040
16,602	Ezcorp, Inc. Class A(1)	151,576
28,120	Janus Capital Group, Inc.	483,383
9,090	Nelnet, Inc. Class A	430,139
20,000	Solar Capital Ltd.	404,800
9,450	Springleaf Holdings, Inc. (1)	489,227
22,900	Wisdomtree Investments, Inc.	491,434
4,500	World Acceptance Corp. (1)	328,140

		3,521,643

	Energy - 4.0%
18,800	Alon USA Energy, Inc.	311,516
20,700	Bill Barrett Corp. (1)	171,810
6,500	CVR Energy, Inc.	276,640
6,800	Delek US Holdings, Inc.	270,300
30,420	Kosmos Energy Ltd. (1)	240,622
6,200	Matrix Service Co. (1)	108,872
6,500	Newfield Exploration Co. (1)	228,085
5,700	Oceaneering International, Inc.	307,401
16,391	Pacific Ethanol, Inc. (1)	176,859
2,400	REX American Resources Corp. (1)	145,944
10,610	Superior Energy Services, Inc.	237,027
4,200	Targa Resources Corp.	402,318
7,800	US Silica Holdings, Inc.	277,758
63,162	Vaalco Energy, Inc. (1)	154,747
18,450	Valero Energy Corp.	1,173,789
8,173	Western Refining, Inc.	403,665

		4,887,353

	Food & Staples Retailing - 0.3%
4,900	Andersons, Inc.	202,713
18,100	Rite Aid Corp. (1)	157,289

		360,002

	Food, Beverage & Tobacco - 0.7%
1,600	Ingredion, Inc.	124,512
31,200	Pilgrim’s Pride Corp.	704,808

		829,320

	Health Care Equipment & Services - 4.2%
5,600	Aetna, Inc.	596,568
10,900	Anika Therapeutics, Inc. (1)	448,753
12,400	Centene Corp. (1)	876,556
7,200	Ensign Group, Inc.	337,392
10,100	Health Net, Inc. (1)	610,949
6,200	Magellan Health, Inc. (1)	439,084

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

8,200	Orthofix International N.V. (1)	294,298
37,100	Quality Systems, Inc.	592,858
7,300	SurModics, Inc. (1)	190,019
10,537	Triple-S Management Corp., Class B(1)	209,475
9,900	VCA, Inc. (1)	542,718

		5,138,670

	Household & Personal Products - 0.3%
3,500	Usana Health Sciences, Inc. (1)	388,920

	Insurance - 5.0%
5,900	AmTrust Financial Services, Inc.	336,211
8,800	Assurant, Inc.	540,408
10,404	Axis Capital Holdings Ltd.	536,638
9,700	Endurance Specialty Holdings Ltd.	593,058
4,100	Everest Re Group Ltd.	713,400
18,400	Greenlight Capital Re Ltd. Class A(1)	585,120
29,000	MBIA, Inc. (1)	269,700
15,700	Montpelier Re Holdings Ltd.	603,508
4,100	Phoenix Cos., Inc. (1)	204,959
2,740	Reinsurance Group of America, Inc. Class A	255,341
38,500	Symetra Financial Corp.	903,210
16,400	United Insurance Holdings Corp.	369,000
7,500	Validus Holdings Ltd.	315,750

		6,226,303

	Materials - 5.3%
9,300	Boise Cascade Co. (1)	348,378
14,263	Century Aluminum Co. (1)	196,829
8,696	Clearwater Paper Corp. (1)	567,849
11,800	Domtar Corp.	545,396
52,600	Gold Resource Corp.	167,794
74,870	Graphic Packaging Holding Co.	1,088,610
10,180	Innospec, Inc.	472,250
36,600	Kronos Worldwide, Inc.	462,990
9,900	PolyOne Corp.	369,765
5,800	Reliance Steel & Aluminum	354,264
30,600	Resolute Forest Products (1)	527,850
9,400	Sonoco Products Co.	427,324
5,000	Stepan Co.	208,300
33,348	Stillwater Mining Co. (1)	430,856
16,441	United States Steel Corp.	401,161

		6,569,616

	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
26,700	Achillion Pharmaceuticals, Inc. (1)	263,262
9,900	Acorda Therapeutics, Inc. (1)	329,472
31,800	Affymetrix, Inc. (1)	399,408
15,500	Anacor Pharmaceuticals, Inc. (1)	896,675
5,600	Bio-Rad Laboratories, Inc. Class A(1)	757,008
6,311	BioSpecifics Technologies Corp. (1)	247,076
6,300	Bruker Corp. (1)	116,361
9,200	Cambrex Corp. (1)	364,596
7,000	Hyperion Therapeutics, Inc. (1)	321,300
6,489	Impax Laboratories, Inc. (1)	304,139
18,000	Infinity Pharmaceuticals, Inc. (1)	251,640
8,600	Isis Pharmaceuticals, Inc. (1)	547,562
6,500	Lannett Co., Inc. (1)	440,115
15,280	Luminex Corp. (1)	244,480
33,800	Merrimack Pharmaceuticals, Inc. (1)	401,544
9,300	Omeros Corp. (1)	204,879
4,207	Ophthotech Corp. (1)	195,752
8,106	PAREXEL International Corp. (1)	559,233
98,244	PDL Biopharma, Inc.	691,147
2,290	Pharmacyclics, Inc. (1)	586,125
1,300	Puma Biotechnology, Inc. (1)	306,943
11,123	Quintiles Transnational Holdings, Inc (1)	744,907
6,950	Sagent Pharmaceuticals, Inc. (1)	161,587
24,900	Sciclone Pharmaceuticals, Inc. (1)	220,614

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

16,200	Sucampo Pharmaceuticals, Inc. Class A(1)	252,072
6,800	United Therapeutics Corp. (1)	1,172,558

		10,980,455

	Real Estate - 11.2%
14,900	AG Mortgage Investment Trust, Inc. REIT	280,716
34,920	American Capital Mortgage Investment Corp. REIT	627,163
55,800	Brandywine Realty Trust REIT	891,684
64,200	Capstead Mortgage Corp. REIT	755,634
57,900	Chambers Street Properties REIT	456,252
4,816	CyrusOne, Inc. REIT	149,874
20,400	First Potomac Realty Trust REIT	242,556
10,600	Franklin Street Properties Corp. REIT	135,892
23,100	Government Properties Income Trust REIT	527,835
13,700	Hatteras Financial Corp. REIT	248,792
8,100	Hospitality Properties Trust REIT	267,219
6,260	Jones Lang LaSalle, Inc.	1,066,704
62,710	Mack-Cali Realty Corp. REIT	1,209,049
7,900	Marcus & Millichap, Inc. (1)	296,092
28,370	MFA Mortgage Investments, Inc. REIT	222,988
20,050	New Residential Investment Corp. REIT	301,351
31,160	New York Mortgage Trust, Inc. REIT	241,802
23,371	NorthStar Realty Finance Corp. REIT	423,482
26,200	Pennsylvania REIT	608,626
11,316	PennyMac Mortgage Investment Trust REIT	240,918
79,200	Piedmont Office Realty Trust, Inc. Class A, REIT	1,473,912
12,700	Redwood Trust, Inc. REIT	226,949
100,100	Resource Capital Corp. REIT	454,454
77,100	Retail Properties of America, Inc. Class A, REIT	1,235,913
19,612	Select Income REIT	490,104
47,300	Two Harbors Investment Corp. REIT	502,326
16,400	Western Asset Mortgage Capital Corp. REIT	247,312

		13,825,599

	Retailing - 8.3%
10,200	ANN, Inc. (1)	418,506
9,600	Barnes & Noble, Inc. (1)	228,000
11,800	Big Lots, Inc.	566,754
12,100	Buckle, Inc.	618,189
9,468	Burlington Stores, Inc. (1)	562,589
10,000	Cato Corp. Class A	396,000
7,800	Dillard’s, Inc. Class A	1,064,778
6,740	DSW, Inc. Class A	248,571
12,500	Foot Locker, Inc.	787,500
26,200	Francescas Holding Corp. (1)	466,360
33,900	Nutrisystem, Inc.	677,322
5,000	Outerwall, Inc.	330,600
24,900	Overstock.com, Inc. (1)	603,078
14,200	Select Comfort Corp. (1)	489,474
4,300	Ulta Salon Cosmetics & Fragrance, Inc. (1)	648,655
12,900	Urban Outfitters, Inc. (1)	588,885
11,200	Williams-Sonoma, Inc.	892,752
18,300	zulily, Inc. Class A(1)	237,717
8,730	Zumiez, Inc. (1)	351,382

		10,177,112

	Semiconductors & Semiconductor Equipment - 2.8%
9,200	Advanced Energy Industries, Inc. (1)	236,072
4,700	Ambarella, Inc. (1)	355,837
51,600	Amkor Technology, Inc. (1)	455,886
15,600	Integrated Device Technology, Inc. (1)	312,312
20,700	Kulicke & Soffa Industries, Inc. (1)	323,541
11,300	Photronics, Inc. (1)	96,050
14,000	Skyworks Solutions, Inc.	1,376,060
6,000	Tessera Technologies, Inc.	241,680

		3,397,438

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Software & Services - 10.2%
14,460	Amdocs Ltd.	786,624
20,130	Aspen Technology, Inc. (1)	774,804
34,200	AVG Technologies N.V. (1)	740,430
7,000	Blackhawk Network Holdings, Inc. (1)	250,390
4,210	Cimpress N.V. (1)	355,240
25,600	Convergys Corp.	585,472
10,000	CSG Systems International, Inc.	303,900
4,200	DST Systems, Inc.	464,982
6,700	EPAM Systems, Inc. (1)	410,643
3,572	ePlus, Inc. (1)	310,514
9,800	Fleetmatics Group Ltd. (1)	439,530
18,400	Global Cash Access, Inc. (1)	140,208
8,047	Global Sources Ltd. (1)	47,155
14,500	Guidewire Software, Inc. (1)	762,845
16,900	Liquidity Services, Inc. (1)	166,972
8,800	Logmein, Inc. (1)	492,712
7,200	MAXIMUS, Inc.	480,672
35,903	Mentor Graphics Corp.	862,749
13,600	Pegasystems, Inc.	295,800
10,270	Rackspace Hosting, Inc. (1)	529,829
4,700	Science Applications International Corp.	241,345
13,290	SolarWinds, Inc. (1)	680,980
6,970	SS&C Technologies Holdings, Inc.	434,231
33,300	Synopsys, Inc. (1)	1,542,456
21,500	VASCO Data Security International, Inc. (1)	463,110

		12,563,593

	Technology Hardware & Equipment - 3.8%
4,254	Arris Group, Inc. (1)	122,919
4,200	Arrow Electronics, Inc. (1)	256,830
11,900	Avnet, Inc.	529,550
64,735	Brocade Communications Systems, Inc.	768,081
11,700	Ingram Micro, Inc. Class A(1)	293,904
11,000	Jabil Circuit, Inc.	257,180
15,300	Lexmark International, Inc. Class A	647,802
6,700	Methode Electronics, Inc.	315,168
5,800	Palo Alto Networks, Inc. (1)	847,264
18,200	Polycom, Inc. (1)	243,880
9,971	Sanmina Corp. (1)	241,199
18,050	Sonus Networks, Inc. (1)	142,234

		4,666,011

	Telecommunication Services - 0.4%
11,300	IDT Corp. Class B	200,575
18,100	Inteliquent, Inc.	284,894

		485,469

	Transportation - 3.4%
25,779	Alaska Air Group, Inc.	1,706,054
6,100	ArcBest Corp.	231,129
12,800	Avis Budget Group, Inc. (1)	755,392
12,330	Knight Transportation, Inc.	397,643
3,800	Spirit Airlines, Inc. (1)	293,968
17,300	Swift Transportation Co. (1)	450,146
10,100	Werner Enterprises, Inc.	317,241

		4,151,573

	Utilities - 4.3%
123,700	Atlantic Power Corp.	347,597
40,300	Great Plains Energy, Inc.	1,075,204
23,000	New Jersey Resources Corp.	714,380
6,000	ONE Gas, Inc.	259,380
13,700	Pinnacle West Capital Corp.	873,375
15,680	UGI Corp.	511,011

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

38,711	Westar Energy, Inc. Class A		1,500,438

			5,281,385

	Total Common Stocks (cost $102,449,995)		121,939,829

	Total Long-Term Investments (cost $102,449,995)		121,939,829
Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
$ 1,068,561	Federated Prime Obligations Fund		1,068,561

	Total Short-Term Investments (cost $1,068,561)		1,068,561

	Total Investments (cost $103,518,556)^	99.9%	$123,008,390
	Other Assets & Liabilities	0.1%	96,718

	Total Net Assets	100.0%	$123,105,108

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$24,468,471
Unrealized Depreciation	(4,978,637)

Net Unrealized Appreciation	$19,489,834

(1)	Non-income producing.

*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Sector

as of March 31, 2015

Sector	Percentage of Net Assets

Equity Securities
Consumer Discretionary	16.5%
Consumer Staples	1.3
Energy	4.0
Financials	22.4
Health Care	13.1
Industrials	14.9
Information Technology	16.8
Materials	5.3
Telecommunication Services	0.4
Utilities	4.3

Total	99.0%

Short-Term Investments	0.9
Other assets & liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$121,939,829	$121,939,829	$—	$—
Short-Term Investments	1,068,561	1,068,561	—	—

Total	$123,008,390	$123,008,390	$—	$—

(1)	For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford SmallCap Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Common Stocks - 95.7%
	Automobiles & Components - 1.5%
35,529	American Axle & Manufacturing Holdings, Inc. (1)	$917,714
14,100	Cooper Tire & Rubber Co.	604,044
182,845	Dana Holding Corp.	3,869,000
12,400	Gentherm, Inc. (1)	626,324
119,628	Tenneco Automotive, Inc. (1)	6,869,040

		12,886,122

	Banks - 2.6%
247,293	EverBank Financial Corp.	4,458,693
200,897	First Merchants Corp.	4,729,115
102,083	Flushing Financial Corp.	2,048,806
99,985	Great Western Bancorp, Inc.	2,200,670
315,470	MGIC Investment Corp. (1)	3,037,976
76,801	Sandy Spring Bancorp, Inc.	2,014,490
83,448	Wintrust Financial Corp.	3,978,801

		22,468,551

	Capital Goods - 8.6%
72,142	A.O. Smith Corp.	4,736,844
171,145	AAON, Inc.	4,198,187
16,000	Aegion Corp. (1)	288,800
139,168	Altra Industrial Motion Corp.	3,846,603
7,700	American Railcar Industries, Inc.	382,921
6,275	American Woodmark Corp. (1)	343,431
7,200	Argan, Inc.	260,424
97,545	Astronics Corp. (1)	7,189,066
112,013	AZZ, Inc.	5,218,686
15,842	Blount International, Inc. (1)	204,045
11,800	Douglas Dynamics, Inc.	269,512
6,500	Dycom Industries, Inc. (1)	317,460
55,582	Enphase Energy, Inc. (1)	733,127
32,829	Esterline Technologies Corp. (1)	3,756,294
143,926	Generac Holdings, Inc. (1)	7,007,757
110,120	Heico Corp. Class A	5,455,345
8,500	Hillenbrand, Inc.	262,395
20,400	Hyster-Yale Materials Handling, Inc.	1,495,116
60,836	Lennox International, Inc.	6,794,773
4,686	Lindsay Corp.	357,307
83,718	Meritor, Inc. (1)	1,055,684
73,559	Moog, Inc. Class A(1)	5,520,603
5,700	Proto Laboratories, Inc. (1)	399,000
44,763	Taser International, Inc. (1)	1,079,236
47,562	Teledyne Technologies, Inc. (1)	5,076,292
73,422	Toro Co.	5,148,351
20,300	Trex Co., Inc. (1)	1,106,959
19,900	Woodward, Inc.	1,015,099

		73,519,317

	Commercial & Professional Services - 3.5%
5,800	Barrett Business Services, Inc.	248,472
23,026	Brink’s Co.	636,208
102,678	Deluxe Corp.	7,113,532
68,437	Exponent, Inc.	6,084,049
133,959	GP Strategies Corp. (1)	4,956,483
13,903	Insperity, Inc.	726,988
17,600	Korn/Ferry International	578,512
136,111	On Assignment, Inc. (1)	5,222,579
33,800	Performant Financial Corp. (1)	114,920
37,834	RPX Corp. (1)	544,431
17,600	Steelcase, Inc. Class A	333,344
6,776	UniFirst Corp.	797,468
43,590	Wageworks, Inc. (1)	2,324,655

		29,681,641

Hartford SmallCap Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Consumer Durables & Apparel - 3.8%
102,383	Arctic Cat, Inc.	3,718,551
8,451	Ethan Allen Interiors, Inc.	233,586
11,604	Helen of Troy Ltd. (1)	945,610
190,915	Kate Spade & Co. (1)	6,374,652
33,619	Nautilus Group, Inc. (1)	513,362
66,277	Oxford Industries, Inc.	5,000,600
1,610	Polaris Industries, Inc.	227,171
198,200	Quiksilver, Inc. (1)	366,670
10,900	Skechers USA, Inc. Class A(1)	783,819
165,780	Steven Madden Ltd. (1)	6,299,640
135,130	Taylor Morrison Home Corp. Class A(1)	2,817,460
8,700	Universal Electronics, Inc. (1)	491,028
21,700	Vera Bradley, Inc. (1)	352,191
243,448	Vince Holding Corp. (1)	4,515,960

		32,640,300

	Consumer Services - 3.8%
9,800	American Public Education, Inc. (1)	293,804
8,300	BJ’s Restaurants, Inc. (1)	418,735
268,745	Bloomin’ Brands, Inc.	6,538,566
30,811	Boyd Gaming Corp. (1)	437,516
31,805	Bridgepoint Education, Inc. (1)	306,918
67,298	Brinker International, Inc.	4,142,865
27,083	Buffalo Wild Wings, Inc. (1)	4,908,523
12,230	Capella Education Co.	793,482
182,616	Del Frisco’s Restaurant Group, Inc. (1)	3,679,713
12,740	Domino’s Pizza, Inc.	1,281,007
18,100	Grand Canyon Education, Inc. (1)	783,730
92,591	Ignite Restaurant Group, Inc. (1)	449,066
31,000	ITT Educational Services, Inc. (1)	210,490
56,812	LifeLock, Inc. (1)	801,617
74,158	Marriott Vacations Worldwide Corp.	6,010,506
15,700	Strayer Education, Inc. (1)	838,537
15,400	Texas Roadhouse, Inc.	561,022
24,200	Weight Watchers International, Inc. (1)	169,158

		32,625,255

	Diversified Financials - 1.6%
36,000	BGC Partners, Inc. Class A	340,200
8,300	Credit Acceptance Corp. (1)	1,618,500
80,043	Evercore Partners, Inc. Class A	4,135,021
143,957	HFF, Inc. Class A	5,404,146
78,144	Wisdomtree Investments, Inc.	1,676,970
7,400	World Acceptance Corp. (1)	539,608

		13,714,445

	Energy - 2.6%
33,936	Alon USA Energy, Inc.	562,320
6,200	Carrizo Oil & Gas, Inc. (1)	307,830
14,300	CVR Energy, Inc.	608,608
22,075	Delek US Holdings, Inc.	877,481
44,244	Diamondback Energy, Inc. (1)	3,399,709
97,392	Forum Energy Technologies, Inc. (1)	1,908,883
7,900	Geospace Technologies Corp. (1)	130,429
12,700	Green Plains, Inc.	362,585
91,900	ION Geophysical Corp. (1)	199,423
103,000	Jones Energy, Inc. Class A(1)	924,940
11,737	Matrix Service Co. (1)	206,102
42,200	Pacific Ethanol, Inc. (1)	455,338
82,604	PBF Energy, Inc. Class A	2,801,928
8,477	REX American Resources Corp. (1)	515,486
125,758	Rosetta Resources, Inc. (1)	2,140,401
179,429	RSP Permian, Inc. (1)	4,519,816
18,600	US Silica Holdings, Inc.	662,346
109,045	Vaalco Energy, Inc. (1)	267,160
21,535	Western Refining, Inc.	1,063,614

		21,914,399

Hartford SmallCap Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Food & Staples Retailing - 2.4%
3,800	Andersons, Inc.	157,206
100,394	Casey’s General Stores, Inc.	9,045,499
29,232	Diplomat Pharmacy, Inc. (1)	1,010,843
4,881	Fresh Market, Inc. (1)	198,364
146,856	Natural Grocers by Vitamin Cottage, Inc. (1)	4,054,694
67,509	PriceSmart, Inc.	5,736,915
26,610	Rite Aid Corp. (1)	231,241

		20,434,762

	Food, Beverage & Tobacco - 1.5%
22,400	Cal-Maine Foods, Inc.	874,944
39,200	Pilgrim’s Pride Corp.	885,528
67,783	Post Holdings, Inc. (1)	3,174,956
13,700	Sanderson Farms, Inc.	1,091,205
82,495	TreeHouse Foods, Inc. (1)	7,013,725

		13,040,358

	Health Care Equipment & Services - 9.9%
22,596	ABIOMED, Inc. (1)	1,617,422
69,745	Acadia Healthcare Co., Inc. (1)	4,993,742
3,900	Align Technology, Inc. (1)	209,761
17,800	Anika Therapeutics, Inc. (1)	732,826
11,524	Atrion Corp.	3,981,657
27,422	Centene Corp. (1)	1,938,461
10,900	Computer Programs & Systems, Inc.	591,434
2,311	Corvel Corp. (1)	79,521
65,081	Cyberonics, Inc. (1)	4,225,059
132,896	Dexcom, Inc. (1)	8,284,737
6,464	Ensign Group, Inc.	302,903
278,024	Globus Medical, Inc. Class A(1)	7,017,326
177,440	HealthSouth Corp.	7,871,238
29,669	Heartware International, Inc. (1)	2,604,048
8,600	HMS Holdings Corp. (1)	132,870
58,949	ICU Medical, Inc. (1)	5,490,510
20,900	Magellan Health, Inc. (1)	1,480,138
15,700	Meridian Bioscience, Inc.	299,556
12,792	Molina Healthcare, Inc. (1)	860,774
5,900	Natus Medical, Inc. (1)	232,873
135,076	Omnicell, Inc. (1)	4,741,168
43,400	Orthofix International N.V. (1)	1,557,626
65,911	Quality Systems, Inc.	1,053,258
23,585	RadNet, Inc. (1)	198,114
110,665	Team Health Holdings (1)	6,475,009
30,500	Triple-S Management Corp., Class B(1)	606,340
116,087	U.S. Physical Therapy, Inc.	5,514,132
170,765	Vascular Solutions, Inc. (1)	5,177,595
59,828	Wellcare Health Plans, Inc. (1)	5,471,869

		83,741,967

	Household & Personal Products - 0.1%
11,600	Medifast, Inc. (1)	347,652
5,700	Usana Health Sciences, Inc. (1)	633,384

		981,036

	Insurance - 1.4%
121,345	Amerisafe, Inc.	5,612,206
10,500	AmTrust Financial Services, Inc.	598,343
9,300	Federated National Holding Co.	284,580
6,100	Greenlight Capital Re Ltd. Class A(1)	193,980
6,547	HCI Group, Inc.	300,311
120,091	James River Group Holdings Ltd.	2,825,741
81,800	Maiden Holdings Ltd.	1,213,094
16,700	United Insurance Holdings Corp.	375,750
31,000	Universal Insurance Holdings, Inc.	793,290

		12,197,295

Hartford SmallCap Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Materials - 4.8%
7,312	Berry Plastics Group, Inc. (1)	264,621
16,000	Boise Cascade Co. (1)	599,360
76,501	Cabot Corp.	3,442,545
12,800	Clearwater Paper Corp. (1)	835,840
59,700	Gold Resource Corp.	190,443
648,636	Graphic Packaging Holding Co.	9,431,167
383,715	Headwaters, Inc. (1)	7,037,333
6,500	Innospec, Inc.	301,535
11,271	KapStone Paper & Packaging Corp.	370,140
402,884	Omnova Solutions, Inc. (1)	3,436,601
54,982	Orion Engineered Carbons S.A.	989,676
10,800	PH Glatfelter Co.	297,324
217,474	PolyOne Corp.	8,122,654
84,701	Silgan Holdings, Inc.	4,923,669
45,318	Stillwater Mining Co. (1)	585,509

		40,828,417

	Media - 0.0%
39,400	McClatchy Co. Class A(1)	72,496

	Pharmaceuticals, Biotechnology & Life Sciences - 13.2%
299,146	Achillion Pharmaceuticals, Inc. (1)	2,949,580
184,255	Acorda Therapeutics, Inc. (1)	6,132,006
108,009	Aerie Pharmaceuticals, Inc. (1)	3,385,002
52,700	Affymetrix, Inc. (1)	661,912
37,349	Agios Pharmaceuticals, Inc. (1)	3,522,011
94,891	Alkermes plc (1)	5,785,504
41,585	Alnylam Pharmaceuticals, Inc. (1)	4,342,306
121,102	Anacor Pharmaceuticals, Inc. (1)	7,005,751
4,075	ANI Pharmaceuticals, Inc. (1)	254,891
42,501	Avalanche Biotechnologies, Inc. (1)	1,722,140
207,485	BioCryst Pharmaceuticals, Inc. (1)	1,873,589
2,510	Bluebird Bio, Inc. (1)	303,133
12,700	Cambrex Corp. (1)	503,301
31,600	DepoMed, Inc. (1)	708,156
55,830	Dyax Corp. (1)	935,432
19,861	Emergent Biosolutions, Inc. (1)	571,202
16,400	Enanta Pharmaceuticals, Inc. (1)	502,168
2,730	Esperion Therapeutics, Inc. (1)	252,798
131,538	Five Prime Theapeutics, Inc. (1)	3,005,643
79,785	Glycomimetics, Inc. (1)	663,811
23,009	Hyperion Therapeutics, Inc. (1)	1,056,113
19,700	Impax Laboratories, Inc. (1)	923,339
8,907	INC Research Holdings, Inc. Class A(1)	291,526
72,857	Infinity Pharmaceuticals, Inc. (1)	1,018,541
8,700	Insys Therapeutics, Inc. (1)	505,731
90,829	Ironwood Pharmaceuticals, Inc. (1)	1,453,264
20,992	Isis Pharmaceuticals, Inc. (1)	1,336,561
64,841	KYTHERA Biopharmaceuticals, Inc. (1)	3,251,776
15,100	Lannett Co., Inc. (1)	1,022,421
14,200	Ligand Pharmaceuticals, Inc. (1)	1,094,962
36,850	Luminex Corp. (1)	589,600
137,637	Medicines Co. (1)	3,856,589
121,543	Merrimack Pharmaceuticals, Inc. (1)	1,443,931
45,800	MiMedx Group, Inc. (1)	476,320
20,908	Omeros Corp. (1)	460,603
21,522	Ophthotech Corp. (1)	1,001,419
73,668	Otonomy, Inc. (1)	2,604,900
119,918	PAREXEL International Corp. (1)	8,273,143
242,833	PDL Biopharma, Inc.	1,708,330
114,207	Portola Pharmaceuticals, Inc. (1)	4,335,298
80,200	Pozen, Inc. (1)	619,144
140,914	Prestige Brands Holdings, Inc. (1)	6,043,801
72,088	PTC Therapeutics, Inc. (1)	4,386,555

Hartford SmallCap Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

29,033	Puma Biotechnology, Inc. (1)	6,854,982
5,514	Repligen Corp. (1)	167,405
17,911	Sagent Pharmaceuticals, Inc. (1)	416,431
161,000	Sciclone Pharmaceuticals, Inc. (1)	1,426,460
37,300	Sucampo Pharmaceuticals, Inc. Class A(1)	580,388
85,274	Tesaro, Inc. (1)	4,894,728
53,889	Ultragenyx Pharmaceutical, Inc. (1)	3,345,968
236,001	Xenoport, Inc. (1)	1,680,327

		112,200,892

	Real Estate - 2.0%
90,381	Apollo Residential Mortgage, Inc. REIT	1,441,577
14,400	Aviv, Inc. REIT	525,600
97,779	Coresite Realty Corp. REIT	4,759,882
15,369	Marcus & Millichap, Inc. (1)	576,030
31,617	Potlatch Corp. REIT	1,265,944
139,380	Ramco-Gershenson Properties Trust REIT	2,592,468
13,700	St Joe Co. (1)	254,272
311,437	Sunstone Hotel Investors, Inc. REIT	5,191,655

		16,607,428

	Retailing - 5.3%
18,053	ANN, Inc. (1)	740,715
33,621	Buckle, Inc.	1,717,697
30,689	Build-A-Bear Workshop, Inc. (1)	603,039
19,640	Burlington Stores, Inc. (1)	1,167,009
12,879	Cato Corp. Class A	510,008
93,191	Core-Mark Holding Co., Inc.	5,994,045
139,331	DSW, Inc. Class A	5,138,527
10,900	Finish Line, Inc. Class A	267,268
141,838	Five Below, Inc. (1)	5,045,178
74,400	Francescas Holding Corp. (1)	1,324,320
103,800	HSN, Inc.	7,082,274
84,378	Nutrisystem, Inc.	1,685,872
19,400	Outerwall, Inc.	1,282,728
26,063	Overstock.com, Inc. (1)	631,246
357,512	Pier 1 Imports, Inc.	4,998,018
29,900	Select Comfort Corp. (1)	1,030,653
112,409	Wayfair, Inc. Class A(1)	3,610,577
112,953	zulily, Inc. Class A(1)	1,467,259
9,000	Zumiez, Inc. (1)	362,250

		44,658,683

	Semiconductors & Semiconductor Equipment - 3.5%
10,800	Advanced Energy Industries, Inc. (1)	277,128
24,773	Ambarella, Inc. (1)	1,875,564
74,500	Amkor Technology, Inc. (1)	658,207
52,883	Cypress Semiconductor Corp. (1)	746,179
78,178	Integrated Device Technology, Inc. (1)	1,565,124
106,550	Kulicke & Soffa Industries, Inc. (1)	1,665,376
81,100	Nanometrics, Inc. (1)	1,364,102
87,900	Qorvo, Inc. (1)	7,005,630
17,692	Rambus, Inc. (1)	222,477
108,839	SunEdison Semiconductor Ltd. (1)	2,810,223
268,876	SunEdison, Inc. (1)	6,453,024
146,638	SunPower Corp. (1)	4,591,236
20,300	Tessera Technologies, Inc.	817,684

		30,051,954

	Software & Services - 19.0%
161,645	Aspen Technology, Inc. (1)	6,221,716
64,200	AVG Technologies N.V. (1)	1,389,930
11,000	Barracuda Networks, Inc. (1)	423,170
19,038	Blackhawk Network Holdings, Inc. (1)	680,989
49,372	CACI International, Inc. Class A(1)	4,439,530
11,313	Carbonite, Inc. (1)	161,776
86,527	Cass Information Systems, Inc.	4,857,626
16,544	Cimpress N.V. (1)	1,395,983

Hartford SmallCap Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

103,473	comScore, Inc. (1)	5,297,818
7,651	Constant Contact, Inc. (1)	292,345
58,700	CSG Systems International, Inc.	1,783,893
39,667	Demandware, Inc. (1)	2,415,720
24,735	Dice Holdings, Inc. (1)	220,636
127,019	Ellie Mae, Inc. (1)	7,025,421
14,400	Envestnet, Inc. (1)	807,552
19,225	EPAM Systems, Inc. (1)	1,178,300
67,903	ePlus, Inc. (1)	5,902,808
4,500	Euronet Worldwide, Inc. (1)	264,375
239,409	Everyday Health, Inc. (1)	3,078,800
167,196	Exlservice Holdings, Inc. (1)	6,219,691
93,174	Fair Isaac, Inc.	8,266,397
370,424	Five9, Inc. (1)	2,059,557
213,258	Fleetmatics Group Ltd. (1)	9,564,621
66,100	Global Cash Access, Inc. (1)	503,682
44,066	Guidewire Software, Inc. (1)	2,318,312
134,231	Heartland Payment Systems, Inc.	6,288,722
51,894	HubSpot, Inc. (1)	2,070,571
25,334	Infoblox, Inc. (1)	604,723
95,000	j2 Global, Inc.	6,239,600
26,800	Logmein, Inc. (1)	1,500,532
148,331	Manhattan Associates, Inc. (1)	7,507,032
97,152	Marketo, Inc. (1)	2,489,034
17,700	MAXIMUS, Inc.	1,181,652
287,696	Model N, Inc. (1)	3,440,844
123,630	Netscout Systems, Inc. (1)	5,421,176
67,220	Pegasystems, Inc.	1,462,035
178,366	PTC, Inc. (1)	6,451,498
105,271	Q2 Holdings, Inc. (1)	2,225,429
111,625	Qualys, Inc. (1)	5,188,330
15,200	Science Applications International Corp.	780,520
5,800	Shutterstock, Inc. (1)	398,286
82,794	Solera Holdings, Inc.	4,277,138
35,499	SS&C Technologies Holdings, Inc.	2,211,588
21,716	Sykes Enterprises, Inc. (1)	539,643
77,844	Tyler Corp. (1)	9,382,537
42,119	VASCO Data Security International, Inc. (1)	907,243
89,529	Verint Systems, Inc. (1)	5,544,531
101,569	WebMD Health Corp. (1)	4,452,277
35,830	WEX, Inc. (1)	3,846,709
25,564	Wix.com Ltd. (1)	489,806

		161,672,104

	Technology Hardware & Equipment - 2.2%
20,400	Alliance Fiber Optic Products, Inc.	355,368
120,200	CDW Corp. of Delaware	4,476,248
134,531	Ciena Corp. (1)	2,597,794
5,223	Comtech Telecommunications Corp.	151,206
13,693	DTS, Inc. (1)	466,520
34,055	FEI Co.	2,599,759
38,500	Harmonic, Inc. (1)	285,285
17,400	Infinera Corp. (1)	342,258
27,031	InterDigital, Inc.	1,371,553
24,687	Methode Electronics, Inc.	1,161,276
20,100	Polycom, Inc. (1)	269,340
148,400	Quantum Corp. (1)	237,440
237,186	Sonus Networks, Inc. (1)	1,869,026
82,576	Ubiquiti Networks, Inc.	2,440,121

		18,623,194

	Telecommunication Services - 0.2%
84,900	Cincinnati Bell, Inc. (1)	299,697
36,800	IDT Corp. Class B	653,200
43,819	Inteliquent, Inc.	689,711

		1,642,608

Hartford SmallCap Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Transportation - 2.2%
16,000	Alaska Air Group, Inc.		1,058,880
1,600	Allegiant Travel Co.		307,664
13,600	ArcBest Corp.		515,304
144,862	Celadon Group, Inc.		3,943,144
58,700	Hawaiian Holdings, Inc. (1)		1,292,868
21,200	JetBlue Airways Corp. (1)		408,100
114,272	Marten Transport Ltd.		2,651,110
7,975	Matson, Inc.		336,226
20,968	Spirit Airlines, Inc. (1)		1,622,084
238,768	Swift Transportation Co. (1)		6,212,743

			18,348,123

	Total Common Stocks
	(cost $701,441,719)		814,551,347
Warrants - 0.0%
	Diversified Financials - 0.0%
891	Imperial Holdings, Inc. (1)(2)		—

	Total Warrants
	(cost $—)		—

Exchange Traded Funds - 3.4%
	Other Investment Pools & Funds - 3.4%
189,980	iShares Russell 2000 Growth ETF		28,791,469

	Total Exchange Traded Funds
	(cost $28,214,053)		28,791,469

	Total Long-Term Investments
	(cost $729,655,772)		843,342,816
Short-Term Investments - 1.1%
	Other Investment Pools & Funds - 1.1%
$ 9,173,971	Federated Prime Obligations Fund		9,173,971

	Total Short-Term Investments
	(cost $9,173,971)		9,173,971

	Total Investments
	(cost $738,829,743)^	100.2%	$852,516,787
	Other Assets & Liabilities	(0.2)%	(1,503,412)

	Total Net Assets	100.0%	$851,013,375

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$139,141,977
Unrealized Depreciation	(25,454,933)

Net Unrealized Appreciation	$113,687,044

(1)	Non-income producing.
(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par		Security	Cost

04/2014		891	Imperial Holdings, Inc. Warrants	$—

At March 31, 2015, the aggregate value of these securities were $0, which represents 0.0% of total net assets.

*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

Hartford SmallCap Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford SmallCap Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Diversification by Sector

as of March 31, 2015

Sector	Percentage of Net Assets

Equity Securities
Consumer Discretionary	14.4%
Consumer Staples	4.0
Energy	2.6
Financials	11.0
Health Care	23.1
Industrials	14.3
Information Technology	24.7
Materials	4.8
Telecommunication Services	0.2

Total	99.1%

Short-Term Investments	1.1
Other assets & liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Hartford SmallCap Growth HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks(2)	$814,551,347	$814,551,347	$—	$—
Warrants	—	—	—	—
Exchange Traded Funds	28,791,469	28,791,469	—	—
Short-Term Investments	9,173,971	9,173,971	—	—

Total	$852,516,787	$852,516,787	$—	$—

(1)	For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

(2) The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value*
Asset & Commercial Mortgage Backed Securities - 18.2%
	Asset-Backed - Automobile - 2.7%
	Capital Automotive Receivables Asset Trust
$ 2,595,000	2.22%, 01/22/2019	$2,631,429
	Carfinance Capital Automotive Trust
286,355	1.65%, 07/17/2017(1)	286,512
	Credit Acceptance Automotive Loan Trust
3,595,000	2.21%, 09/15/2020(1)	3,616,257
3,345,000	2.29%, 04/15/2022(1)	3,356,644
	Huntington Automotive Trust
1,240,000	1.07%, 02/15/2018	1,242,402
	Westlake Automobile Receivables Trust
3,675,000	2.24%, 04/15/2020(1)	3,691,548

		14,824,792

	Asset-Backed - Credit Card - 0.7%
	Cabela’s Master Credit Card Trust
4,180,000	0.63%, 07/15/2022(2)	4,169,249

	Asset-Backed - Home Equity - 0.2%
	Master Asset Backed Securities Trust
183,354	2.87%, 05/25/2033(2)	179,755
	Morgan Stanley ABS Capital I
1,227,288	1.67%, 11/25/2032(2)	1,211,518

		1,391,273

	Asset-Backed - Finance & Insurance - 9.7%
	Apidos CLO
3,385,000	1.76%, 04/17/2026(1)(2)	3,383,307
	Ares CLO Ltd.
4,755,000	1.71%, 04/20/2023(1)(2)	4,698,891
3,135,000	1.78%, 04/17/2026(1)(2)	3,136,254
	Avalon IV Capital Ltd.
1,205,000	2.11%, 04/17/2023(1)(2)	1,197,047
	Cal Funding II Ltd.
3,837,167	3.47%, 10/25/2027(1)	3,862,480
	Dryden Senior Loan Fund
4,085,000	1.61%, 04/18/2026(1)(2)	4,060,081
	Flatiron CLO Ltd.
2,000,000	2.16%, 07/17/2026(1)(2)	2,015,000
	Ford Credit Floorplan Master Owner Trust
695,000	2.32%, 01/15/2019(2)	706,423
	ING Investment Management CLO Ltd.
3,400,000	2.09%, 03/14/2022(1)(2)	3,377,900
	Limerock CLO
3,400,000	1.76%, 04/18/2026(1)(2)	3,392,520
	Madison Park Funding Ltd.
1,420,000	2.61%, 01/27/2026(1)(2)	1,430,934
	Magnetite CLO Ltd.
2,990,000	2.21%, 07/25/2026(1)(2)	2,977,442
	Nationstar Agency Advance Funding Trust
1,815,000	1.89%, 02/18/2048(1)	1,785,071
	SpringCastle America Funding LLC
3,768,472	2.70%, 05/25/2023(1)	3,778,172
	Springleaf Funding Trust
2,890,000	2.41%, 12/15/2022(1)	2,891,185
4,720,000	3.16%, 11/15/2024(1)	4,764,741
	Structured Asset Securities Corp.
1,393,147	1.67%, 02/25/2033(2)	1,355,512
	TAL Advantage LLC
3,586,250	2.83%, 02/22/2038(1)	3,587,025
	Voya CLO Ltd.
1,370,000	1.71%, 07/17/2026(1)(2)	1,367,397

		53,767,382

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Commercial Mortgage-Backed Securities - 0.4%
	FREMF Mortgage Trust
2,050,000	3.82%, 06/25/2047(1)(2)	2,150,022

	Whole Loan Collateral CMO - 4.5%
	JP Morgan Mortgage Trust
3,323,834	3.00%, 09/25/2044(1)	3,360,568
	Morgan Stanley Dean Witter Capital I
2,730,623	1.68%, 03/25/2033(2)	2,556,829
	Sequoia Mortgage Trust
2,560,415	0.41%, 02/20/2035(2)	2,402,973
	Springleaf Mortgage Loan Trust
2,863,794	1.27%, 06/25/2058(1)	2,860,066
2,684,164	1.57%, 12/25/2059(1)	2,690,845
	Thornburg Mortgage Securities Trust
3,350,981	2.23%, 04/25/2045(2)	3,367,240
	WaMu Mortgage Pass-Through Certificates
2,361,766	2.15%, 03/25/2033(2)	2,365,169
2,690,537	2.33%, 10/25/2035(2)	2,604,591
	Wells Fargo Mortgage Backed Securities Trust
2,515,879	2.49%, 09/25/2033(2)	2,519,806

		24,728,087

	Total Asset and Commercial Mortgage Backed Securities (cost $100,212,510)	101,030,805

Municipal Bonds - 0.5%
	Power - 0.5%
	Utility Debt Securitization Auth, New York
2,920,000	3.44%, 12/15/2025	3,114,968

	Total Municipal Bonds (cost $2,919,836)	3,114,968

U.S. Government Agencies - 41.1%
	FHLMC - 9.9%
5,917,633	0.55%, 04/25/2020(2)	5,924,260
11,878,140	1.57%, 01/25/2022	11,854,871
5,105,578	2.56%, 06/01/2042(2)	5,315,166
6,000,000	3.50%, 11/15/2025	6,459,876
3,700,000	3.50%, 04/01/2045(3)(4)	3,877,701
3,100,000	4.00%, 04/01/2045(3)(4)	3,311,188
128,437	4.50%, 12/01/2018	134,678
9,330	5.50%, 06/01/2034	10,524
79,446	5.50%, 10/01/2035	89,417
130,019	5.50%, 04/01/2037	145,938
1,725,961	5.50%, 12/01/2037	1,937,806
585,185	5.50%, 04/01/2038	655,771
41,165	5.50%, 05/01/2038	46,205
3,445,035	5.50%, 08/01/2038	3,867,192
15,517	5.50%, 08/01/2038	17,386
6,749	5.50%, 12/01/2039	7,569
84,762	6.00%, 10/01/2021	96,248
108,940	6.00%, 10/01/2022	123,768
125,064	6.00%, 01/01/2028	142,820
45,556	6.00%, 04/15/2028	51,759
81,636	6.00%, 05/15/2028(5)	93,197
88,107	6.00%, 11/15/2028	100,573
7,322	6.00%, 11/15/2028	8,375
180,903	6.00%, 12/15/2028	206,434
243,611	6.00%, 01/15/2029	277,368
125,307	6.00%, 01/15/2029	143,746
51,510	6.00%, 02/15/2029	59,067
36,842	6.00%, 02/15/2029	42,107
99,047	6.00%, 03/15/2029	112,791
59,854	6.00%, 05/15/2029	68,521
15,986	6.00%, 06/15/2029	18,325
4,060	6.00%, 03/15/2031	4,648

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

160,814	6.00%, 04/15/2031	183,624
18,167	6.00%, 04/15/2031	20,758
87,164	6.00%, 10/15/2031	99,945
100,674	6.00%, 12/01/2031	115,772
630,194	6.00%, 12/15/2031(5)	721,281
806,747	6.00%, 12/15/2031	922,663
32,290	6.00%, 05/15/2032	36,670
1,814,002	6.00%, 06/15/2032	2,064,539
44,747	6.00%, 09/15/2032	51,314
1,443,966	6.00%, 09/15/2032	1,558,749
129,067	6.00%, 10/15/2032	148,315
1,085	6.00%, 11/01/2032	1,249
99,384	6.00%, 11/15/2032	113,524
16,745	6.00%, 04/01/2033	19,036
34,442	6.00%, 09/01/2034	39,594
29,233	6.50%, 02/01/2017	30,358
12,939	6.50%, 04/01/2028	14,823
560,317	6.50%, 08/15/2028	627,478
1,581,004	6.50%, 05/15/2032	1,847,259
187,058	6.50%, 08/01/2032	220,558
28,987	6.50%, 09/01/2032	33,207
396,394	6.50%, 09/01/2032	467,684
30,020	7.00%, 10/01/2026	31,651
3,749	7.00%, 03/01/2027	4,170
4,117	7.00%, 03/01/2027	4,665
4,836	7.00%, 12/01/2027	5,022
1,658	7.00%, 02/01/2029	1,915
1,350	7.00%, 05/01/2029	1,582
2,219	7.00%, 09/01/2029	2,517
863	7.00%, 02/01/2031	1,013
146,796	7.00%, 04/01/2032	175,505
65,054	7.00%, 05/01/2032	67,167
100,781	7.00%, 06/01/2032	123,023
157,530	7.00%, 11/01/2032	188,878
5,241	7.50%, 05/01/2024	5,903
945	7.50%, 06/01/2024	962
3,420	7.50%, 06/01/2025	3,860
603	8.00%, 08/01/2024	687
774	8.00%, 08/01/2024	871
270	8.00%, 08/01/2024	276
5,123	8.00%, 08/01/2024	5,284
6,196	8.00%, 09/01/2024	6,564
264	8.00%, 10/01/2024	303
966	8.00%, 10/01/2024	982
8,805	8.00%, 10/01/2024	9,381
715	8.50%, 10/01/2024	718
8,229	10.00%, 11/01/2020	8,350

		55,194,944

	FNMA - 29.5%
8,280,635	1.49%, 03/01/2018	8,331,887
3,545,000	2.22%, 10/01/2022	3,570,740
1,818,366	2.25%, 10/01/2022	1,829,599
6,406,750	2.25%, 10/01/2022	6,436,064
3,570,000	2.31%, 10/01/2022	3,601,391
920,000	2.36%, 06/01/2019	947,021
740,144	2.40%, 10/01/2022	747,950
2,200,000	2.50%, 04/01/2030(3)(4)	2,259,469
1,080,000	2.52%, 10/01/2022	1,099,186
2,072,389	2.56%, 01/01/2019	2,146,283
1,565,867	2.65%, 07/01/2019	1,623,385
1,291,012	2.72%, 05/01/2021	1,340,068
272,070	2.83%, 05/01/2021	285,115
3,400,000	3.00%, 04/01/2030(3)(4)	3,557,515
3,911,977	3.00%, 03/01/2043	4,008,318
12,179,134	3.00%, 08/01/2043	12,470,064
2,183,628	3.00%, 08/01/2043	2,235,847

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

63,716	3.05%, 10/01/2020	67,397
7,879,998	3.11%, 10/01/2021	8,365,155
631,446	3.25%, 04/01/2021	674,538
965,736	3.25%, 11/01/2021	1,028,952
301,170	3.27%, 05/01/2021	322,114
331,472	3.39%, 11/01/2020	355,949
279,322	3.41%, 11/01/2020	300,194
6,743,963	3.50%, 10/01/2020	7,272,183
233,451	3.50%, 11/01/2020	251,872
953,143	3.50%, 11/01/2021	1,031,554
4,100,000	3.50%, 04/01/2030(3)(4)	4,349,844
6,400,000	3.50%, 04/01/2045(3)(4)	6,722,000
7,664,423	3.74%, 06/01/2018	8,172,619
8,400,000	4.00%, 04/01/2045(3)(4)	8,981,438
10,900,000	4.50%, 04/01/2045(3)(4)	11,891,221
7,500,000	4.50%, 04/01/2045(3)(4)	8,161,526
142,880	5.00%, 08/01/2018	150,170
416,188	5.00%, 10/01/2018	437,414
289,623	5.00%, 06/01/2025	316,335
16,700,000	5.00%, 04/01/2045(3)(4)	18,569,617
8	5.50%, 08/01/2015	8
77,125	5.50%, 11/01/2016	81,071
53,164	5.50%, 10/01/2017	55,884
42,050	5.50%, 12/01/2017	44,201
222,083	5.50%, 04/01/2018	233,447
129,871	5.50%, 06/01/2018	136,517
11,737	5.50%, 07/01/2018	12,338
1,476,104	5.50%, 08/01/2019	1,580,460
446,527	6.00%, 10/01/2023	508,543
56,540	6.00%, 10/25/2028	64,450
19,476	6.00%, 11/25/2028	22,262
83,416	6.00%, 04/25/2029	95,181
1,175	6.00%, 05/01/2029	1,353
66,396	6.00%, 05/25/2029	75,694
57,686	6.00%, 06/25/2029	65,846
74,635	6.00%, 07/25/2029	85,164
43,259	6.00%, 07/25/2029	49,365
121,013	6.00%, 05/25/2031(5)	138,223
518,652	6.00%, 05/25/2031(5)	595,716
213,552	6.00%, 09/25/2031	245,622
39,801	6.00%, 11/25/2031	45,429
9,553	6.00%, 11/25/2031	10,934
309,176	6.00%, 12/25/2031	343,416
466,732	6.00%, 12/25/2031	514,528
439,523	6.00%, 01/01/2032	505,616
478	6.00%, 04/01/2032	548
684	6.00%, 05/01/2032	788
3,338	6.00%, 09/25/2032	3,688
158,492	6.00%, 11/01/2032	180,631
78,735	6.00%, 02/01/2033	90,457
468,528	6.00%, 03/01/2033	538,882
1,090,572	6.00%, 05/01/2033	1,256,266
434,014	6.00%, 05/01/2033	499,129
20,020	6.00%, 08/01/2034	22,833
278,852	6.00%, 01/01/2035	320,107
5,267,199	6.00%, 02/01/2037	6,017,541
64	6.50%, 04/01/2024	73
245	6.50%, 04/01/2027	281
19,990	6.50%, 04/01/2028	22,951
406	6.50%, 05/01/2028	466
8,837	6.50%, 10/01/2028	10,393
4,493	6.50%, 10/01/2028	5,158
138,553	6.50%, 11/01/2028	161,967
93,255	6.50%, 11/01/2028	108,905
27,046	6.50%, 11/01/2028	31,051
131,689	6.50%, 12/01/2028	154,959
654,974	6.50%, 06/25/2029(5)	731,893

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

467,128	6.50%, 08/01/2029	542,308
31	6.50%, 09/01/2029	36
2,136	6.50%, 11/01/2030	2,452
9,599	6.50%, 05/01/2031	11,179
348,093	6.50%, 10/25/2031	395,784
278,768	6.50%, 08/01/2032	320,053
1,792,746	6.50%, 08/01/2032	2,063,291
84,850	6.50%, 09/01/2032	97,416
402	7.00%, 10/01/2015	404
1,092	7.00%, 03/01/2016	1,111
495	7.00%, 04/01/2016	504
2,385	7.00%, 04/01/2016	2,391
281	7.00%, 08/01/2016	288
551	7.00%, 06/01/2017	568
33,067	7.00%, 06/01/2017	33,753
1,260	7.00%, 11/01/2031	1,354
422	7.00%, 12/01/2031	443
259,416	7.00%, 02/01/2032	310,493
109,875	7.00%, 02/01/2032	126,988
14,903	7.50%, 06/01/2023	16,973
3,560	8.00%, 10/01/2029	4,489
11,611	8.00%, 03/01/2030	11,723
255	8.00%, 03/01/2030	292
10,482	8.00%, 04/01/2030	12,723
81	8.00%, 04/01/2030	94
38	8.00%, 06/01/2030	38
27,800	8.00%, 10/01/2030	35,770
29,396	8.00%, 12/01/2030	34,561
4,301	8.00%, 02/01/2031	4,370
892	8.50%, 04/01/2017	933
323	9.00%, 08/01/2020	356
816	9.00%, 09/01/2021	915
23,825	9.00%, 09/01/2021	24,261

		163,640,543

	GNMA - 1.7%
1,554,321	5.00%, 01/20/2034	1,744,234
1,804,979	5.50%, 09/20/2033	1,979,237
793,030	6.00%, 01/15/2033	924,565
321,213	6.00%, 02/15/2033	374,447
185,029	6.00%, 02/15/2033	215,633
68,050	6.50%, 12/15/2028	79,017
49,548	6.50%, 05/15/2029	59,264
756,452	6.50%, 05/16/2031	851,189
62,928	6.50%, 09/15/2031	72,040
281,036	6.50%, 10/15/2031	321,728
43,932	6.50%, 11/15/2031	50,294
132,501	6.50%, 11/15/2031	153,138
319,353	6.50%, 11/15/2031	366,364
202,328	6.50%, 01/15/2032	233,659
219,497	6.50%, 01/15/2032	259,326
28,066	7.00%, 06/20/2030	32,423
25,844	7.00%, 05/15/2032	32,070
50,079	7.00%, 07/15/2032	57,237
44,044	7.00%, 09/15/2032	52,115
94,274	7.00%, 09/15/2032	100,457
813,343	7.00%, 10/15/2032	972,708
2,754	7.50%, 04/15/2022	2,773
4,789	7.50%, 01/15/2023	4,858
339	7.50%, 05/15/2023	364
776	7.50%, 05/15/2023	864
7,157	7.50%, 06/15/2023	7,920
867	7.50%, 07/15/2023	876
1,163	7.50%, 07/15/2023	1,167
11,295	7.50%, 08/15/2023	11,338
3,352	7.50%, 08/15/2023	3,691
1,020	7.50%, 08/15/2023	1,132

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

1,359	7.50%, 08/15/2023		1,406
207	7.50%, 08/15/2023		219
4,025	7.50%, 08/15/2023		4,041
8,363	7.50%, 09/15/2023		8,463
5,808	7.50%, 10/15/2023		6,460
10,909	7.50%, 10/15/2023		11,378
24,656	7.50%, 11/15/2023		27,004
4,190	7.50%, 11/15/2023		4,277
335	7.50%, 11/15/2023		341
8,412	7.50%, 12/15/2023		8,878
2,869	7.50%, 12/15/2023		2,880
2,461	7.50%, 12/15/2023		2,493
11,229	7.50%, 02/15/2024		11,782
3,446	7.50%, 04/15/2024		3,533
281	7.50%, 05/15/2024		314
3,957	7.50%, 05/15/2024		4,025
110,565	7.50%, 07/15/2027		127,271
68,896	7.50%, 04/20/2030		85,467
145	8.50%, 09/15/2019		145
10,920	8.50%, 09/15/2024		12,503
7,885	8.50%, 05/15/2029		7,920
1,352	8.50%, 06/15/2029		1,455
217	8.50%, 09/15/2029		218
6,825	8.50%, 10/15/2029		7,470
2,993	8.50%, 01/15/2030		3,508
9,164	8.50%, 02/15/2030		9,308
2,155	8.50%, 03/15/2030		2,155
1,013	8.50%, 03/15/2030		1,109

			9,322,151

	Total U.S. Government Agencies (cost $223,045,431)		228,157,638

U.S. Government Securities - 41.9%
	Other Direct Federal Obligations - 21.6%
	FHLB - 21.6%
16,335,000	1.75%, 12/14/2018		16,670,407
20,665,000	4.13%, 03/13/2020		23,256,081
26,000,000	5.25%, 12/09/2022		31,746,546
45,500,000	5.38%, 05/18/2016		48,055,507

			119,728,541

	U.S. Treasury Securities - 20.3%
	U.S. Treasury Notes - 20.3%
3,470,000	0.88%, 04/30/2017		3,489,789
76,275,000	1.50%, 01/31/2019		77,264,211
30,400,000	2.63%, 01/31/2018		31,910,515

			112,664,515

	Total U.S. Government Securities (cost $226,466,491)		232,393,056

	Total Long-Term Investments (cost $552,644,268)		564,696,467
Short-Term Investments - 10.5%
	Other Investment Pools & Funds - 10.5%
58,065,242	Fidelity Money Market Class 1		58,065,242

	Total Short-Term Investments (cost $58,065,242)		58,065,242

	Total Investments (cost $610,709,510)^	112.2%	$622,761,709
	Other Assets & Liabilities	(12.2)%	(67,617,276)

	Total Net Assets	100.0%	$555,144,433

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$12,543,412
Unrealized Depreciation	(491,213)

Net Unrealized Appreciation	$12,052,199

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2015, the aggregate value of these securities were $73,717,909, which represents 13.2% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2015.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities were $71,359,042 at March 31, 2015.
(4)	Represents or includes a TBA transaction.
(5)	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

Futures Contracts Outstanding at March 31, 2015
Description	Number of Contracts	Expiration Date		Notional Amount		Market Value *	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	449	06/19/2015	$	57,365,189	$	57,878,906	$513,717
U.S. Treasury CME Ultra Long Term Bond Future	25	06/19/2015		4,208,355		4,246,875	38,520
U.S. Treasury Long Bond Future	52	06/19/2015		8,531,899		8,521,500	(10,399)

Total							$541,838

Short position contracts:
U.S. Treasury 5-Year Note Future	85	06/30/2015	$	10,202,655	$	10,217,930	$(15,275)
U.S. Treasury 2-Year Note Future	67	06/30/2015		14,648,812		14,683,469	(34,657)

Total							$(49,932)

Total futures contracts							$491,906

TBA Sale Commitments Outstanding at March 31, 2015
Description	Principal Amount	Maturity Date	Market Value *	Unrealized Appreciation/ (Depreciation)

FHLMC, 5.50%	$5,800,000	04/01/2045	$6,507,782	$(30,813)

*	See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CLO	Collateralized Loan Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	18.2%
Municipal Bonds	0.5
U.S. Government Agencies	41.1
U.S. Government Securities	41.9

Total	101.7%

Short-Term Investments	10.5
Other assets & liabilities	(12.2)

Total	100.0%

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2015 (Unaudited)

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$101,030,805	$—	$101,030,805	$—
Municipal Bonds	3,114,968	—	3,114,968	—
U.S. Government Agencies	228,157,638	—	228,157,638	—
U.S. Government Securities	232,393,056	—	232,393,056	—
Short-Term Investments	58,065,242	58,065,242	—	—

Total	$622,761,709	$58,065,242	$564,696,467	$—

Futures Contracts(2)	$552,237	$552,237	$—	$—

Total	$552,237	$552,237	$—	$—

Liabilities
Futures Contracts(2)	$(60,331)	$(60,331)	$—	$—
TBA Sale Commitments	(6,507,782)	—	(6,507,782)	—

Total	$(6,568,113)	$(60,331)	$(6,507,782)	$—

(1) For the three-month period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2015:

	Asset & Commercial Mortgage Backed Securities	Total

Beginning balance	$15,253,099	$15,253,099
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Transfers into Level 3(1)	-	-
Transfers out of Level 3(1)	(15,253,099)	(15,253,099)

Ending balance	$-	$-

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at March 31, 2015 was zero.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”), portfolio investments and other assets held by a Fund’s portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of Hartford HLS Series II, Inc. (the “Board of Directors”). Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which is an average of the dealer marks and dealer runs. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”).

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Company’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Company with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Company’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s subadviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follow each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There have been changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)(“internal controls”) that occurred during the Registrant’s last fiscal quarter. The Registrant’s investment adviser, Hartford Funds Management Company, LLC, which maintains the Registrant’s internal controls, revised its internal controls to reflect the fact that State Street Bank and Trust Company now provides certain administrative and accounting services to the Registrant.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: May 29, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 29, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: May 29, 2015	By:	/s/ Michael J. Flook
Michael J. Flook
Vice President, Treasurer and Controller